Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-12518
Entity Registrant Name	Banco Santander, S.A.
Entity Address, Address Line One	28660 Boadilla del Monte (Madrid)
Entity Address, Country	ES
Entity Central Index Key	0000891478
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2